Business Acquisitions - Additional Information (Detail) - Aggregated individually immaterial business combinations [member] $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill is deductible for income tax purposes	$ 3.6
Provisions	0.8
Provision for claims outstanding	11.1
Gross revenue earned	86.0
Acquisition-related costs	$ 0.7